Reverse stock split (Details Textual) (USD $)	3 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Sep. 17, 2009	Apr. 27, 2005
Stockholders' Equity Note, Stock Split, Conversion Ratio	one share for every five shares
Preferred stock, shares authorized		5,000,000		5,000,000
Preferred stock, par value (in dollars per share)		$ 0.001		$ 0.001
Preferred stock, shares issued		0
Common stock, shares authorized		250,000,000	250,000,000	40,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		6,575,625
Common stock, shares outstanding		6,575,625
Maximum [Member]
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares	32,437,480
Minimum [Member]
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares	6,487,852